Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquired Loans At Acquisition
The following table presents information regarding the noncredit-impaired loans acquired (in thousands):

Outstanding balance	$119,242
Less: fair value adjustment	(1,763)
Fair value of acquired noncredit-impaired loans	$117,479